Fees Summary	Sep. 16, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 560,000
Previously Paid Amount	0.00
Total Fee Amount	82.66
Total Offset Amount	0.00
Net Fee	82.66
Narrative - Max Aggregate Offering Price	$ 560,000
Final Prospectus	true